Supplement Dated September 3, 2021
To The Updating Summary Prospectuses Dated April 26, 2021 For

ELITE ACCESS II®, JACKSON ADVANTAGE®, PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, and
RETIREMENT LATITUDES® FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY
Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

ELITE ACCESS II®, JACKSON ADVANTAGE®, PERSPECTIVE II®, and PERSPECTIVE ADVISORY II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY
Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced updating summary prospectuses. Please read and keep it together with your updating summary prospectus for future reference. To obtain an additional copy of an updating summary prospectus, please contact us at our Annuity Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com. For Jackson of NY contracts, please contact us at our Jackson of NY Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

The following changes have been made to “Appendix A: (Funds Available Under the Contract)” of your updating summary prospectus, in order to reflect recent sub-adviser changes:

➢    Effective September 1, 2021, for the JNL/Mellon Equity Income Fund, Mellon Investments Corporation is deleted from the column titled “Fund and Manager (and Sub-Adviser, if applicable)” and replaced by Newton Investment Management North America, LLC.

➢    Effective September 2, 2021, for the JNL/BlackRock Global Allocation Fund, BlackRock Singapore Limited is added as a sub-sub-adviser in the column titled “Fund and Manager (and Sub-Adviser, if applicable).”

➢    Effective September 2, 2021, for the JNL/Franklin Templeton Growth Allocation Fund, ClearBridge Investments, LLC is added as a sub-sub-adviser in the column titled “Fund and Manager (and Sub-Adviser, if applicable).”
______________________________
(To be used with JMV23537USP 04/21, JMV21086USP 04/21, JMV23538USP 04/21, JMV21451USP 04/21, JMV18691USP 04/21, JMV21452USP 04/21, JMV23537NYUSP 04/21, JMV21086NYUSP 04/21, JMV23538NYUSP 04/21, JMV21451NYUSP 04/21, and JMV18691NYUSP 04/21)

CMV100311 09/21